Consolidated Balance Sheets - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Assets
Cash and cash equivalents	$ 939	$ 879
Investment securities	1,867	2,935
Net finance receivables:
Personal loans (includes loans of consolidated VIEs of $11.4 billion in 2015 and $1.9 billion in 2014)	13,295	3,831
SpringCastle Portfolio (includes loans of consolidated VIEs of $1.7 billion in 2015 and $2.1 billion in 2014)	1,703	2,091
Real estate loans	538	639
Retail sales finance	23	48
Net finance receivables	15,559	6,609
Unearned insurance premium and claim reserves	(662)	(217)
Allowance for finance receivable losses (includes allowance of consolidated VIEs of $431 million in 2015 and $72 million in 2014)	(592)	(182)
Net finance receivables, less unearned insurance premium and claim reserves and allowance for finance receivable losses	14,305	6,210
Finance receivables held for sale (includes finance receivables held for sale of consolidated VIEs of $435 million in 2015)	793	202
Restricted cash and cash equivalents (includes restricted cash and cash equivalents of consolidated VIEs of $663 million in 2015 and $210 million in 2014)	676	218
Goodwill	1,440	0
Other intangible assets	559	21
Other assets	611	464
Total assets	21,190	10,929
Liabilities and Shareholders’ Equity
Long-term debt (includes debt of consolidated VIEs of $11.7 billion in 2015 and $3.6 billion in 2014)	17,300	8,356
Insurance claims and policyholder liabilities	747	229
Deferred and accrued taxes	29	170
Other liabilities	384	242
Total liabilities	18,460	8,997
Commitments and contingent liabilities (Note 20)
Shareholders’ equity:
Common stock, par value $.01 per share; 2,000,000,000 shares authorized, 134,494,172 and 114,832,895 shares issued and outstanding at December 31, 2015 and 2014, respectively	1	1
Additional paid-in capital	1,533	529
Accumulated other comprehensive income (loss)	(33)	3
Retained earnings	1,308	1,528
OneMain Holdings, Inc. shareholders’ equity	2,809	2,061
Non-controlling interests	(79)	(129)
Total shareholders’ equity	2,730	1,932
Total liabilities and shareholders’ equity	$ 21,190	$ 10,929